Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 11

dated March 27, 2015 to the

Intelligent Life® VUL Prospectus

dated May 1, 2014, as supplemented April 24, 2014, May 1, 2014, May 13, 2014, July 1, 2014, August 11, 2014, November 24, 2014, December 15, 2014, and January 29, 2015

Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2014, as supplemented April 24, 2014, May 1, 2014, May 13, 2014, July 1, 2014, August 11, 2014, November 24, 2014, December 15, 2014, and January 29, 2015

Intelligent Variable Annuity® Prospectus

dated May 1, 2014, as supplemented May 1, 2014, July 1, 2014, August 11, 2014, December 15, 2014, and January 29, 2015

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

On page 8 of the Intelligent Life VUL and Intelligent Life Survivorship VUL prospectuses, as well as page 5 of the Intelligent Variable Annuity prospectus, add the MFS Massachusetts Investors Growth Stock Portfolio and remove MFS Investors Growth Stock Series in the portfolio fees table:

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
MFS Massachusetts Investors Growth Stock Portfolio	0.75%	0.00%	0.05%	0.00%	0.80%	0.00%	0.80%

On page 28 of the Intelligent Life VUL and Intelligent Life Survivorship VUL prospectus, as well as page 12 of the Intelligent Variable Annuity prospectus, add the MFS Massachusetts Investors Growth Stock Portfolio and remove MFS Investors Growth Stock Series and associated information in the Portfolio Investment Managers and Investment Objectives table:

Portfolio	Investment Manager	Investment Objective
MFS Massachusetts Investors Growth Stock Portfolio	MFS	Seeks capital appreciation.

For more information about these changes and about the portfolios in general, refer to the Intelligent Life VUL and Intelligent Life Survivorship VUL prospectus, the Intelligent Variable Annuity Prospectus, and the prospectuses for the portfolios.

(03/15)